Decommissioning Liabilities	9 Months Ended
Sep. 30, 2024
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning Liabilities

14. DECOMMISSIONING LIABILITIES

Total
As at December 31, 2023	4,155
Liabilities Incurred	17
Liabilities Settled	(170)
Liabilities Disposed	(72)
Unwinding of Discount on Decommissioning Liabilities (Note 4)	169
Exchange Rate Movements	10
As at September 30, 2024	4,109
As at September 30, 2024, the undiscounted amount of estimated future cash flows required to settle the obligation was discounted using a credit-adjusted risk-free rate of 5.5 percent (December 31, 2023 – 5.5 percent) and assumes an inflation rate of two percent (December 31, 2023 – two percent).